COLONIAL CALIFORNIA TAX-EXEMPT FUND      SEMIANNUAL REPORT

JULY 31, 1999

[PICTURE OF BUILDING]

COLONIAL CALIFORNIA TAX-EXEMPT FUND

TABLE OF CONTENTS

1   HIGHLIGHTS

2   PORTFOLIO MANAGER'S REPORT

4   PERFORMANCE

5   PORTFOLIO OF INVESTMENTS

11  FINANCIAL STATEMENTS

14  NOTES TO FINANCIAL STATEMENTS

17  FINANCIAL HIGHLIGHTS

 Not FDIC Insured
 May Lose Value
 No Bank Guarantee


[PICTURE OF STEPHEN GIBSON]

PRESIDENT'S MESSAGE

Dear Shareholder:

During the six months ended July 31, 1999, the bond market experienced significant volatility. Over the period, the yield on 30-year Treasury bonds increased almost a full percentage point in response to investors' fears that strong economic growth in the U.S., in concert with stabilizing economies overseas, would result in higher inflation. Interest rates rose on all types of fixed-income investments, which resulted in falling bond prices. Fortunately, tax-exempt bonds lost less value than Treasurys as prices fell.

Despite these challenging conditions, the Fund outperformed its peer group average for the past six months, extending its one-, three- and five-year track record into the top half of its Lipper category.(1) Although past performance cannot predict future results, it is important to maintain a long-term perspective when making investment decisions.

The following report will provide you with more specific information about your Fund's performance and the strategies employed during the period. As always, we thank you for choosing Colonial California Tax-Exempt Fund and for giving us the opportunity to serve your investment needs.

Respectfully,

/s/ Stephen E. Gibson

Stephen E. Gibson
President
September 14, 1999



(1) Lipper, Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as the Fund. The total return calculated for the Lipper California Municipal Debt Funds category was negative 2.69% for the six months ended July 31, 1999. The Fund's Class A shares were ranked in the second quartile for the six-month period (49 out of 108), in the second quartile for the 1 year (27 out of 104), in the second quartile for the three years (30 out of 90), in the second quartile for the 5 years (21 out of 70) and in the third quartile for 10 years (24 out of 34). Rankings do not include sales charges. Performance for different share classes will vary with fees associated with each class. Past performance cannot predict future results.

Because economic and market conditions change frequently, there can be no assurance that the trends described in this report will continue or come to pass.

HIGHLIGHTS


-    INTEREST RATE VOLATILITY CHALLENGED BOND MARKET INVESTORS.
     Long-term interest rates rose more than three-quarters of a percentage point to 6.1% between February and the end of July in response to fears that strong economic growth in the U.S. and signs of increased growth worldwide could cause higher inflation.

-    FEDERAL RESERVE BOARD PREEMPTIVELY RAISED SHORT-TERM RATES.
     Midway through the period, Federal Reserve Board policy makers switched from a neutral stance to one biased towards raising interest rates, causing bond prices to fall further. As expected, the Board acted in June, increasing short-term interest rates by one-quarter point in a preemptive strike against inflation.

-    TAX-EXEMPT BONDS OUTPERFORMED TREASURYS AS INTEREST RATES ROSE.
     Within the municipal bond market, prices fell in sympathy with the Treasury market during the period. However, higher yields generated increased demand for tax-exempt bonds. With supply low, municipal bonds outperformed Treasurys, losing less of their market value as interest rates rose.


                     TREASURY VS. MUNICIPAL BOND PERFORMANCE
                CHANGE IN VALUE OF $10,000 FROM 1/31/99 - 7/31/99

                                  [LINE CHART]

                    30-Year Treasury Bond           Municipal Bond
                    ---------------------           --------------
1/31/99                     10,000                    10,000
2/28/99                      9,290                     9,956
3/31/99                      9,250                     9,970
4/30/99                      9,217                     9,995
5/31/99                      9,075                     9,937
6/30/99                      8,899                     9,794
7/31/99                      8,805                     9,829

Performance of the 30-year Treasury bond is illustrated by the Salomon 30-Year Treasury Bond Index, a broad-based, unmanaged index that tracks the performance of the 30-Year on-the-run Treasury market. Performance of municipal bonds is illustrated by the Lehman Bothers Municipal Bond Index, a broad-based, unmanaged index that tracks the performance of the municipal bond market. Unlike mutual funds, indexes are not investments and do not incur fees or expenses. It is not possible to invest directly in an index.

NET ASSET VALUE PER SHARE ON 7/31/99

Class A             $7.34
--------------------------
Class B             $7.34
--------------------------
Class C             $7.34
--------------------------


DISTRIBUTIONS DECLARED PER SHARE FROM 2/1/99 TO 7/31/99

Class A             $0.188
--------------------------
Class B             $0.159
--------------------------
Class C             $0.170
--------------------------

A portion of the Fund's income may be subject to the alternative minimum tax. The Fund may at times purchase tax-exempt securities at a discount. Some or all of this discount may be included in the Fund's ordinary income, and is taxable when distributed.


30-DAY SEC YIELDS ON 7/31/99

Class A             4.08%
--------------------------
Class B             3.52%
--------------------------
Class C             3.83%
--------------------------

30-day SEC yields reflect the portfolio's earning power net of expenses, expressed as an annualized percentage of the public offering price per share. If the Advisor or its affiliates had not borne certain expenses, the SEC yield would have been 3.53% for Class C shares.


TAXABLE-EQUIVALENT SEC YIELDS ON 7/31/99

Class A             7.45%
--------------------------
Class B             6.43%
--------------------------
Class C             6.99%
--------------------------

Taxable-equivalent SEC yields are based on the combined maximum effective 45.2% federal and California state income tax rate. This tax rate does not reflect the phase out of exemptions or the reduction of otherwise allowable deductions which occurs when Adjusted Gross Income exceeds certain levels.

SEMIANNUAL REPORT: COLONIAL CALIFORNIA TAX-EXEMPT FUND

PORTFOLIO MANAGER'S REPORT

QUALITY BREAKDOWN
AS OF 7/31/99

AAA                     72.7%
-----------------------------

AA                       3.3%
-----------------------------

A                        2.4%
-----------------------------

BBB                     11.7%
-----------------------------

Non-rated                8.7%
-----------------------------

Short-term
obligations              1.2%
-----------------------------


Quality breakdowns are calculated as a percentage of total investments, including short-term obligations. Ratings shown in the Quality Breakdowns represent the highest rating assigned to a particular bond by one of the following respected rating agencies: Standard & Poor's, Moody's or Fitch. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain this quality breakdown in the future.


BOUGHT

LADERA COMMUNITY
FACILITIES DISTRICT

We added Capistrano Unified School District (0.90% of net assets), which finances the development of infrastructure in Ladera Ranch, a new planned community in Southern Orange County. We believe the bond represents potential growth as the community continues to develop.


MARKET VOLATILITY PROMPTED DEFENSIVE STRATEGIES

As the period began, the Fund was structured to take advantage of declining interest rates. However, during the past six months a series of government reports detailing the economy's strength caused investors to become concerned about inflation and potentially higher interest rates -- both negatives for bond prices. To offset rising interest rates, we took steps to cushion the Fund's share price. As the economy grew strongly throughout the first part of the period, we reduced the Fund's sensitivity to the negative impact of rising interest rates.


TOTAL RETURN CUSHIONED BY DEFENSIVE MEASURES

During the six-month period, the Fund's Class A shares generated a total return of negative 2.64%, without a sales charge. The Fund's returns were in line with the Lipper peer group average of negative 2.69%. We attribute this performance to the defensive measures taken during the period as well as the strength of certain bonds in the Fund's portfolio.


CALIFORNIA'S STRONG ECONOMY PRESENTED OPPORTUNITIES

During the period, California's economy was thriving, with particularly strong growth in Southern California. Not only have the traditional high-tech, business service and entertainment industries prospered, but the region has also enjoyed a low-tech boom in Riverside and San Bernardino counties. Industry sectors that require sizable facilities, such as warehousing and distribution and food processing, have found affordable sites, a large, local labor pool and good access to many western U.S. markets. Conversely, weak Asian economies have had an adverse impact on high-tech manufacturing and related industries. However, stabilizing conditions in Asia suggest that export business activity may be poised to improve. California's economic revival has presented the portfolio with a number of yield-oriented investment opportunities in special tax-backed real estate development projects. These projects generally consist of unimproved real estate to be developed into residential communities and/or mixed-use non-residential and retail facilities. A number of the Fund's holdings in this sector have benefited from a demand for housing stock that has far exceeded the available supply.

FAVORABLE LONG-TERM MARKET OUTLOOK

We have a favorable long-term market outlook. Although we expect continued interest rate volatility and some increase in rates over the next few months, we believe that the Federal Reserve Board's proactive approach should have a positive long-term effect on the bond market by reducing economic growth to a sustainable level and keeping inflation in check. These conditions should create a more favorable long-term environment for fixed-income securities, including municipal bonds, and we expect to actively manage the portfolio's interest rate sensitivity as market conditions warrant. Our outlook for California's economy also remains favorable, as it continues to benefit from the rapidly-growing high- and low-technology sectors.


/S/ GARY SWAYZE

GARY SWAYZE is portfolio manager of Colonial California Tax-Exempt Fund and is a senior vice president of Colonial Management Associates, Inc. (CMA).


CHANGE IN TOP FIVE
SECTOR BREAKDOWNS
7/31/99 VS. 1/31/99

                                        7/31/99        1/31/99

REFUNDED/ESCROWED                       17.8%          16.2%
LOCAL APPROPRIATED                      17.8%          18.5%
SPECIAL PROPERTY TAX                    16.8%          16.8%
LOCAL GENERAL OBLIGATIONS                7.5%           8.4%
STATE GENERAL OBLIGATIONS               6.2%           4.6%


Sector breakdowns are calculated as a percentage of total investments, including short-term obligations. Because the Fund is actively managed, there can be no guarantee the Fund will continue to maintain this breakdown in the future.


HELD

RIVERSIDE COUNTY PUBLIC
FINANCING AUTHORITY
SAN MARCOS PUBLIC
FINANCING AUTHORITY

Several of the Fund's holdings are expected to benefit from continued growth in the state's housing sector. These include Riverside County Public Financing Authority and San Marcos Public Financing Authority (0.20% and 0.45% of net assets, respectively.)

PERFORMANCE INFORMATION


AVERAGE ANNUAL TOTAL RETURNS AS OF 7/31/99

Share Class                                   A                                   B                                 C
Inception                                  6/16/86                             8/4/92                            8/1/97
--------------------------------------------------------------------------------------------------------------------------------
                                     Without      With Sales           Without      With Sales           Without      With Sales
                                  Sales Charge      Charge          Sales Charge      Charge          Sales Charge      Charge
--------------------------------------------------------------------------------------------------------------------------------
6 months
(cumulative return)                 (2.64)%         (7.27)%            (3.01)%        (7.76)%            (2.86)%        (3.81)%
--------------------------------------------------------------------------------------------------------------------------------
1 year                               2.06           (2.79)              1.30          (3.53)              1.60           0.64
--------------------------------------------------------------------------------------------------------------------------------
5 years                              6.49            5.46               5.70           5.37               6.30           6.30
--------------------------------------------------------------------------------------------------------------------------------
10 years                             6.55            6.03               6.00           6.00               6.45           6.45
--------------------------------------------------------------------------------------------------------------------------------


AVERAGE ANNUAL TOTAL RETURNS AS OF 6/30/99

Share Class                            A                                      B                                    C
---------------------------------------------------------------------------------------------------------------------------------
                            Without       With Sales                Without       With Sales             Without       With Sales
                         Sales Charge       Charge               Sales Charge       Charge            Sales Charge       Charge
---------------------------------------------------------------------------------------------------------------------------------
1 year                      1.88%           (2.96)%                  1.09%          (3.71)%               1.41%           0.44%
---------------------------------------------------------------------------------------------------------------------------------
5 years                     6.79             5.76                    6.00            5.68                 6.60            6.60
---------------------------------------------------------------------------------------------------------------------------------
10 years                    6.63             6.12                    6.08            6.08                 6.54            6.54
---------------------------------------------------------------------------------------------------------------------------------

Past performance cannot predict future investment results. Returns and value of an investment will vary, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% charge for Class A shares and the maximum applicable contingent deferred sales charge of 5% for both six months and one year, 2% for five years for Class B shares, and 1% for both six months and one year for Class C shares. Performance results reflect any voluntary waivers or reimbursement of Fund expenses by the Advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower.

Performance for different share classes will vary based on differences in sales charges and fees associated with each class.

Class B and C share (newer class shares) performance information includes returns of the Fund's Class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These Class A share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between Class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the newer class shares would have been lower.

INVESTMENT PORTFOLIO

July 31, 1999 (Unaudited)
(In thousands)

MUNICIPAL BONDS - 97.7%                                 PAR             VALUE
--------------------------------------------------------------------------------
EDUCATION - 0.9%
EDUCATION
State Educational Facilities  Authority,
   Pooled College & University Project,
   6.300%  04/01/21                                    $1,000           $1,045
Statewide Communities Development
   Authority, Crossroads School for Arts
   & Sciences, Series 1998,
   6.000% 08/01/28                                      1,970            1,935
                                                                        ------
                                                                         2,980
                                                                        ------
--------------------------------------------------------------------------------
HEALTHCARE - 3.7%
LIFECARE - 1.1%
Abag Finance Authority for Nonprofit
   Corps., Channing House, Series 1999,
   5.375% 02/15/19                                      1,700            1,620
Riverside County Air Force Village
   West, Inc.,
   5.750% 05/15/19                                      2,000            1,974
                                                                        ------
                                                                         3,594
                                                                        ------
HOSPITAL - 2.6%
Communities Development,
   St. Joe's Health Corp.,
   5.250% 07/01/10                                      2,940            2,957
Contra Costa County,
   Merrithew Memorial Hospital,
   5.375% 11/01/17                                      2,000            2,006
Hi-Desert Memorial Health Care District,
   Series 1998,
   5.500% 10/01/15                                      1,000              950
Riverside County Asset Leasing Corp.,
   Riverside County Hospital Project,
   Series B,
   5.700% 06/01/16                                      2,500            2,615
                                                                        ------
                                                                         8,528
                                                                        ------
--------------------------------------------------------------------------------
HOUSING - 4.8%
ASSISTED LIVING/SENIOR - 0.4%
Abegskaton Gold River Lodge,
   Series 1998,
   6.375% 11/15/28                                      1,400            1,386
                                                                         ------
MULTI-FAMILY - 0.1%
Santa Rosa, Chanate Lodge Project,
   Series 1992,
   6.625% 12/01/02                                        155              161
                                                                           ---
SINGLE-FAMILY - 4.3%
PR Commonwealth of Puerto Rico
   Housing, Finance Corp., Series B,
   7.650% 10/15/22                                        180              187
Southern California Home
   Financing Authority:
   Series A,
   7.625% 10/01/22                                     $  735           $  758
   Series 1990-A,
   7.625% 10/01/23                                        280              290
State Housing Finance Agency:
   Series A-1, Class I,
   5.950% 08/01/16                                      3,000            3,121
   Series 1990-D,
   7.750% 08/01/10                                        320              332
   Series 1997-B,
   6.000% 08/01/16                                      1,600            1,668
State Rural Home Mortgage
   Finance  Authority:
   Series 1995-B,
   7.750% 09/01/26                                      1,360            1,485
   Series A-2,
   7.000% 09/01/29                                      3,795            4,193
   Series 1998 B-4,
   6.350% 12/01/29                                      1,625            1,729
Stockton,
   Series 1990-A,
   7.400% 08/01/05                                         30               31
                                                                        ------
                                                                        13,794
                                                                        ------
--------------------------------------------------------------------------------
OTHER - 18.7%
POOL/BOND BANK - 1.1%
State Public Capital Improvements
   Financing Authority,
   Joint Powers Agency,
   Series 1988-A,
   8.500% 03/01/18                                      3,500            3,564
                                                                        ------
REFUNDED/ESCROWED(a) - 17.6%
Colton Public Financing Authority,
   Series 1995,
   7.500% 10/01/20                                      3,000            3,397
Commerce Joint Powers Financing
   Authority, Multiple Project Loans,
   Series A,
   8.000% 03/01/21                                      1,000            1,080
Duarte City of Hope National
   Medical Center,
   Series 1993,
   6.000% 04/01/08                                        500              539
Empire Union School District,
   Mello-Roos Financing,
   Series 1990-A,
   7.400% 10/01/15                                      1,000            1,063

INVESTMENT PORTFOLIO CONTINUED
July 31, 1999 (Unaudited)
(In thousands)

MUNICIPAL BONDS (CONTINUED)                             PAR             VALUE
--------------------------------------------------------------------------------
OTHER - (CONTINUED)
REFUNDED/ESCROWED - (CONTINUED)
Fontana Public Financing Authority,
   North Fontana Redevelopment,
   Series 1991-A,
   7.750% 12/01/20                                     $  785           $  866
Fresno Unified School District,  Phase VI,
   Series 1991-A,
   7.200% 05/01/11                                      1,000            1,075
La Quinta Redevelopment Agency,
   Series 1990,
   8.400% 09/01/12                                      1,000            1,071
Los Angeles Convention & Exhibit Center,
   Series 1985,
   9.000% 12/01/20                                        500              629
Los Angeles County Transportation,
   Metro Train,
   Series 1991-A,
   6.900% 07/01/21                                      1,000            1,075
Mojave Water Agency,
   Morongo Basin Pipeline,
   Series 1991,
   6.950% 09/01/21                                      1,000            1,080
Moreno Valley Unified School District,
   7.400% 09/01/16                                         20               22
Murrieta County Water District,
   Series 1991,
   8.300% 10/01/21                                      1,000            1,108
Orange County Community Facility,
   District 87-4, Series 1990-A,
   8.000% 08/15/15                                      1,000            1,066
   Pomona, Series 1990-B,
   7.500% 08/01/23                                      1,000            1,247
PR Commonwealth of Puerto Rico,
   Series 1991,
   7.300% 07/01/20                                      1,200            1,265
Rancho Mirage Joint Powers
   Financing Authority,
   Series 1991-A,
   7.500% 04/01/17                                      1,545            1,664
Riverside County, Series 1989-A,
   7.800% 05/01/21                                      2,500            3,230
Riverside Public Financing Authority,
   Series A,
   8.000% 02/01/18                                        590              636
Riverside Unified School District,
   Community Facilities District No. 2,
   Series 1993-A,
   7.250% 09/01/18                                      1,000            1,109
Rocklin, Stanford Ranch Community
   Facilities District,
   Series 1990,
   8.100% 11/01/15                                     $1,000           $1,073
Sacramento City Financing Authority:
   Series 1991,
   6.800% 11/01/20                                      2,500            2,704
   Procter & Gamble Project,
   Series 1995,
   6.500% 07/01/21                                      6,500            7,304
Sacremento Unified School,
   Community Facilities District No. 1,
   Series B,
   7.300% 09/01/13                                      1,760            1,970
San Joaquin Hills Transportation
   Corridor Agency,
   Series 1993,
   (b) 01/01/20                                        15,400            5,036
Santa Fe Springs Redevelopment Agency,
   Consolidated Redevelopment Project,
   Series 1992-A,
   6.400% 09/01/22                                      4,585            4,989
Soledad Redevelopment Agency Project,
   Series 1992,
   7.400% 11/01/12                                        915            1,025
State Health Facilities Financing Authority,
   Children's Hospital of Los Angeles,
   Series 1991-A,
   7.125% 06/01/21                                      2,000            2,152
State Pollution Control Financing Authority,
   North California Recycling Center,
   Series 1991-A,
   6.750% 07/01/17                                      1,000            1,086
Stockton Community Facilities District,
   Series 2,
   7.750% 08/01/15                                      1,000            1,061
Torrance Redevelopment Agency,
   Downtown Redevelopment Project,
   Series 1992,
   7.125% 09/01/21                                      1,000            1,083
VI Virgin Islands Public Financing,
   Series 1992-A,
   7.250% 10/01/18                                      1,000            1,109

INVESTMENT PORTFOLIO CONTINUED

July 31, 1999 (Unaudited)
(In thousands)

                                                        PAR             VALUE
--------------------------------------------------------------------------------
Watsonville Mammoth Lakes,
   Series B,
   7.875% 06/01/11                                     $  500          $   544
Westminster Redevelopment Agency,
   Project No. 1,
   Series 1993,
   6.200% 08/01/23                                      1,000            1,081
Whisman School District,
   Series 1996-A:
   (b) 08/01/15                                         1,595              680
   (b) 08/01/16                                         1,645              659
                                                                       -------
                                                                        56,778
                                                                       -------
--------------------------------------------------------------------------------
OTHER REVENUE - 1.1%
HOTELS
Sacramento City Financing Authority,
   Sacramento Convention Center,
   Series 1999-A,
   6.250% 01/01/30                                      3,500            3,426
                                                                       -------
--------------------------------------------------------------------------------
TAX-BACKED - 54.7%
LOCAL APPROPRIATED - 17.6%
Alameda County, Capital Projects,
   Series 1989,
   (b) 06/15/14                                         2,185              989
Anaheim Public Financing Authority,
   Series C,
   6.000% 09/01/14                                      3,500            3,840
Anderson Water, Certificate
   of Participation,
   7.900% 12/01/11                                        610              630
Bishop, Escalon & Lemoore Cities,
   Series 1991-A,
   7.700% 05/01/11                                        700              732
Compton, Civic Center Project,
   5.500% 09/01/15                                      3,000            2,934
Grossmont Unified High School District,
   1991 Capital Projects,
   (b) 11/15/06                                         4,500            3,235
Los Angeles Convention &
   Exhibition Authority,
   Series 1993-A,
   6.125% 08/15/11                                      5,000            5,528
Los Angeles County Public Works
   Financing Authority,
   Series A,
   5.250% 09/01/14                                      3,740            3,753
Modesto, Community Center Project,
   Series 1993-A,
   5.000% 11/01/23                                      2,235            2,132
Pasadena Civic Improvement Corp.,
   Series 1996,
   5.250% 02/01/16                                     $3,020          $ 3,000
Rancho Mirage Joint Powers
   Financing Authority,
   Civic Center, Series 1991-A,
   7.500% 04/01/17                                        455              481
Riverside County, Historic
   Courthouse Project,
   5.750% 11/01/17                                      2,255            2,354
Sacramento City Financing Authority,
   Series A,
   5.375% 11/01/14                                      4,000            4,107
Sacramento County, Public
   Facilities Project,
   5.375% 02/01/19                                      6,000            5,989
San Mateo County Joint Powers Authority,
   Series A,
   5.000% 07/15/15                                      1,000              976
Santa Ana Financing Authority,
   Police Holding Facility,
   Series 1994-A,
   6.250% 07/01/18                                      6,035            6,753
Santa Clara County Financing Authority,
   Series A,
   5.000% 11/15/17                                      3,500            3,374
Tehachapi Water and Sewer District,
   8.200% 11/01/20                                      2,000            2,090
Victor Elementary School District,
   Series 1996,
   6.450% 05/01/18                                      3,345            3,820
                                                                       -------
                                                                        56,717
                                                                       -------
LOCAL GENERAL OBLIGATIONS - 7.4%
Benicia Unified School District,
   Series 1994-C,
   6.450% 06/01/19                                      3,870            4,337
Cabrillo Unified School District,
   Series 1996-A,
   (b) 08/01/15                                         3,000            1,271
Central School District,
   San Bernardino County,
   Series A,
   7.050% 05/01/16                                        750              796
Central Unified School District,
   (b) 03/01/18                                        20,065            7,228
East Whittier School City School District,
   Series A,
   5.750% 08/01/17                                      1,675            1,770

INVESTMENT PORTFOLIO CONTINUED

July 31, 1999 (Unaudited)
(In thousands)


MUNICIPAL BONDS (CONTINUED)                              PAR             VALUE
--------------------------------------------------------------------------------
TAX-BACKED - (CONTINUED)
LOCAL GENERAL OBLIGATIONS - (CONTINUED)
Fillmore Unified School District, Series A:
   (b) 07/01/11                                        $  950          $   516
   (b) 07/01/12                                           980              501
   (b) 07/01/17                                           650              245
Franklin-McKinley School District,
   Series A,
   5.250% 07/01/16                                      1,705            1,697
Golden West School Financing Authority,
   Series 1999-A,
   (b) 08/01/12                                         1,925              976
Rocklin Unified School District,
   Series 1991-C,
   (b) 07/01/20                                         6,920            2,166
Sanger Unified School District,
   Series 1999,
   5.350% 08/01/15                                      1,500            1,537
Simi Valley Unified School District,
   Series 1997,
   5.250% 08/01/22                                        925              915
                                                                       -------
                                                                        23,955
                                                                       -------
SPECIAL NON-PROPERTY TAX - 2.2%
PR Commonwealth of Puerto Rico
   Highway & Transportation Authority:
   Series W,
   5.500% 07/01/09                                        580              614
   Series 1996-Y,
   6.250% 07/01/12                                      3,000            3,360
Riverside County Transportation
   Commission,
   Series 1996-A,
   6.000% 06/01/09                                      2,000            2,191
San Diego Redevelopment Agency,
   Series 1999-A,
   5.125% 09/01/13                                        800              798
                                                                       -------
                                                                         6,963
                                                                       -------
SPECIAL PROPERTY TAX - 16.6%
Anaheim Public Financing Authority
   Series A,
   5.250% 02/01/18                                      3,000            2,965
Capistrano Unified School District,
   Ladera Community Facilities
   District No. 98-2,
   Series 1999,
   5.750% 09/01/29                                      3,000            2,891
Carson,  Series 1992,
   7.375% 09/02/22                                        920              973
Cerritos Public Financing Authority
   Los Coyotes Redevelopment Project,
   Series 1993-A,
   6.500% 11/01/23                                     $2,000           $2,313
Concord Redevelopment Agency,
   Central Concord Project,
   Series 1988-3,
   8.000% 07/01/18                                         25               26
Contra Costa County Public Financing
   Authority,
   Series 1992-A,
   7.100% 08/01/22                                      1,000            1,083
Costa Mesa Public Financing,
   Series 1991-A,
   7.100% 08/01/21                                        890              930
Elk Grove Unified School District,
   Community Facilities,
   Series 1995:
   (b) 12/01/18                                         2,720              940
   6.500% 12/01/08                                      1,000            1,136
   6.500% 12/01/24                                      4,055            4,697
La Mirada Redevelopment Agency,
   Civic Theater Project,
   Series 1998,
   5.700% 10/01/20                                      1,000              976
Los Angeles Community
   Redevelopment Agency,
   Hollywood Redevelopment Project,
   Series 1998-C,
   5.375% 07/01/18                                      1,665            1,684
Marin Emergency Radio Authority:
   5.000% 08/15/11                                      1,015            1,016
   5.000% 08/15/13                                      1,335            1,319
Oakland Redevelopment Agency,
   Central District Redevelopment
   Project, Series 1992,
   5.500% 02/01/14                                      8,400            8,750
Rancho Cucamonga Redevelopment
   Agency, Series 1996,
   5.250% 09/01/16                                      4,000            3,973
Richmond Joint Powers Financing
   Authority, Series 1990-A,
   7.700% 10/01/10                                        870              914
Riverside County Public
   Financing Authority:
   Series 1991-A,
   8.000% 02/01/18                                        410              431
   Redevelopment Projects,
   Series A,
   5.250% 10/01/16                                      3,120            2,951

INVESTMENT PORTFOLIO CONTINUED

July 31, 1999 (Unaudited)
(In thousands)

                                                         PAR             VALUE
--------------------------------------------------------------------------------
San Clemente Assessment Escrow,
   6.050% 09/02/28                                     $1,000          $   990
San Diego, Miramar Ranch North,
   Series 1998,
   5.375% 09/01/13                                      2,830            2,888
San Jose Redevelopment Agency,
   Merged Area Redevelopment Project,
   Series 1998,
   5.000% 08/01/21                                      3,000            2,817
San Marcos Public Financing Authority,
   5.800% 09/01/18                                      1,500            1,466
Santa Fe Springs Redevelopment Agency,
   Consolidated Redevelopment Project,
   Series 1992-A,
   6.400% 09/01/22                                      2,690            2,885
Santa Margarita/Dana Point Authority,
   Series 1994-B,
   7.250% 08/01/13                                      2,000            2,440
                                                                       -------
                                                                        53,454
                                                                       -------
STATE APPROPRIATED - 4.7%
PR Commonwealth of Puerto Rico,
Public Building Authority,
   Series 1993-M,
   5.700% 07/01/16                                      2,250            2,305
State Public Works Board:
   California State University,
   5.250% 10/01/14                                      3,500            3,500
   Secretary of State & State Archives,
   Series 1992-A,
   6.500% 12/01/08                                      1,000            1,136
   State Prisons,
   Series 1993-A,
   5.000% 12/01/19                                      6,000            5,792
   Various State Prisons Projects,
   Series 1993-A,
   5.250% 12/01/13                                      2,500            2,553
                                                                       -------
                                                                        15,286
                                                                       -------
STATE GENERAL OBLIGATIONS - 6.2%
PR Commonwealth of Puerto Rico:
   6.500% 07/01/14                                      2,000            2,294
   Series 1995,
   5.650% 07/01/15                                      1,000            1,052
   Series 1998,
   4.500% 07/01/23                                      2,000            1,738
   Aqueduct & Sewer Authority:
   6.000% 07/01/09                                      1,250            1,371
   6.250% 07/01/13                                      2,750            3,083
State of California:
   5.500% 04/01/12 (c)                                 $2,770           $2,904
   10.000% 02/01/10 (c)                                 2,000            2,820
   Series 1995,
   10.000% 10/01/06 (c)                                 1,185            1,580
   Series 1998,
   4.500% 12/01/24 (c)                                  3,500            2,990
                                                                       -------
                                                                        19,832
                                                                       -------
--------------------------------------------------------------------------------
TRANSPORTATION - 4.9%
AIRPORT - 1.6%
Los Angeles Department of Airports:
   Los Angeles International Airport,
   Series 1995-D,
   5.500% 05/15/15                                      3,025            3,059
San Francisco City & County
   Airport Commission,
   4.500% 05/01/18                                      2,310            2,049
                                                                       -------
                                                                         5,108
                                                                       -------
TOLL FACILITIES - 0.6%
Foothill Eastern Transportation,
   5.375% 01/15/14 (d)                                  2,000            2,035
                                                                       -------
TRANSPORTATION - 2.7%
Los Angeles Habor Department,
   Series 1996-B,
   5.375% 11/01/19                                      8,750            8,575
                                                                       -------
--------------------------------------------------------------------------------
UTILITY - 8.9%
INVESTOR OWNED - 1.2%
State Pollution Control Financing Authority:
   San Diego Gas & Electric Co.,
   Series 1996-A,
   5.900% 06/01/14                                      2,650            2,877
   Southern California Edison Company,
   5.550% 09/01/31 (d)                                  1,000              990
                                                                       -------
                                                                         3,867
                                                                       -------
MUNICIPAL ELECTRIC - 2.1%
PR Commonwealth of Puerto Rico
   Electric Power Authority,
   Series 1989-O,
   (b) 07/01/17                                         2,490              937
Reading Electric Systems,
   Series 1992-A, IFRN (variable rate),
   9.339% 07/08/22                                        750              912
Sacramento Municipal Utilities District:
   Series 1993-G,
   6.500% 09/01/13                                      1,500            1,722
   Series K,
   5.700% 07/01/17                                      1,500            1,583

INVESTMENT PORTFOLIO CONTINUED

July 31, 1999 (Unaudited)
(In thousands)

MUNICIPAL BONDS (CONTINUED)                              PAR             VALUE
--------------------------------------------------------------------------------
UTILITY - (CONTINUED)
MUNICIPAL ELECTRIC - (CONTINUED)
Turlock Irrigation District,
   Series 1996-A:
   6.000% 01/01/11                                     $1,000         $  1,094
   6.000% 01/01/12                                        500              547
                                                                      --------
                                                                         6,795
                                                                      --------
WATER & SEWER - 5.6%
Big Bear Lake, Series 1996,
   6.000% 04/01/15                                      1,350            1,477
Compton, Sewer Revenue,
   Series 1998,
   5.375% 09/01/23                                      1,320            1,230
Fresno, Series 1995-A:
   6.000% 09/01/09                                      1,525            1,674
   6.000% 09/01/10                                      1,420            1,560
Inglewood Redevelopment Agency,
   5.250% 05/01/23                                      1,000              984
Los Angeles Waste Water
   4.000% 06/01/15                                      2,000            1,702
Metropolitan Water District of Southern
   California, IFRN (variable rate),
   7.680% 08/05/22                                      2,000            2,275
Mojave Water Agency, Morongo
   Basin Pipeline,
   5.800% 09/01/22                                      4,000            4,111
San Diego County Water Authority,
   Series 1997-A,
   5.750% 05/01/11                                      2,100            2,248
Santa Maria, Series A,
   (b) 08/01/14                                         2,000              902
                                                                      --------
                                                                        18,163
                                                                      --------

TOTAL MUNICIPAL BONDS
   (cost of $ 301,685)(e)                                              314,961
                                                                      --------
--------------------------------------------------------------------------------
SHORT TERM OBLIGATIONS - 1.2%
VARIABLE RATE DEMAND NOTES (f)
AZ Pinal County Industrial Development
   Authority, Newmont Mining Corp.,
   Series 1984-A,
   3.500% 12/01/09                                        100              100
CA Irvine Improvement Bond Act of 1915,
   Series 1998,
   3.300% 09/02/23                                      1,363            1,363
CA Irvine Ranch Water District,
   3.300% 01/01/21                                        200              200
CA State Health Financing  Authority,
   Sutter Health,
   Series A,
   3.300% 03/01/20                                        200              200
FL Pinellas County Health
   Facilities Authority,
   Series 1985,
   3.500% 12/01/15                                     $  200           $  200
IA State Finance Authority,
   Burlington Medical Center,
   Series 1997,
   3.200% 06/01/27                                        200              200
IN Portage Economic Development
   Revision, Pedcor Investments,
   Series A,
   3.200% 08/01/30                                        450              450
IN State Hospital Equipment
   Finance Authority,
   Series A,
   3.150% 12/01/15                                        200              200
NY Municipal Water and Sewer,
   Finance Authority,
   Series 1995-A,
   3.500% 06/15/25                                        200              200
NY Niagara Mohawk Series 1985-A,
   3.500% 07/01/15                                        100              100
WA State Health Care Facilities Authority,
   Fred Hutchinson Cancer Research Center,
   Series 1996,
   3.500% 01/01/23                                        700              700
                                                                      --------

TOTAL SHORT-TERM OBLIGATIONS                                             3,913
                                                                      --------

OTHER ASSETS & LIABILITIES, NET 1.1%                                     3,642
--------------------------------------------------------------------------------
NET ASSETS 100%                                                       $322,516
                                                                      --------

NOTES TO INVESTMENT PORTFOLIO:

(a) The Fund has been informed that each issuer has placed direct obligations of the U.S. Government in an irrevocable trust, solely for the payment of the interest and principal.

(b)  Zero coupon bond.

(c) These securities, or a portion thereof, with a total market value of $10,316, are being used to collateralize the delayed delivery purchases indicated in note (d) below and open futures contracts.

(d) These securities have been purchased on a delayed delivery basis for settlement at a future date beyond the customary settlement time.

(e)  Cost for federal income tax purposes is the same.

(f) Variable rate demand notes are considered short-term obligations. Interest rates change periodically on specified dates. These securities are payable on demand and are secured by either letters of credit or other credit support agreements from banks. The rates listed are as of July 31, 1999.


Long future contracts open at July 31, 1999:


                         PAR VALUE                              UNREALIZED
                         COVERED BY          EXPIRATION         APPRECIATION
TYPE                     CONTRACTS           MONTH              AT 07/31/99
--------------------------------------------------------------------------------
Treasury Note            $5,100              September             $3

     Acronym                                                   Name
     -------                                                   ----
      IFRN                                          Inverse Floating Rate Note


See notes to financial statements.

STATEMENT OF ASSETS AND LIABILITIES

July 31, 1999 (Unaudited)
(In thousands except for per share amounts and footnotes)

ASSETS
Investments at value (cost $301,685)                             $314,961
Short-term obligations                                              3,913
                                                                 --------
                                                                  318,874
Receivable for:
     Interest                                        $5,235
     Investments sold                                 3,926
     Fund shares sold                                   125
Other                                                    11         9,297
                                                    -------      --------
      Total Assets                                                328,171

LIABILITIES
Due to the custodian bank                               818
Payable for:
     Investments purchased                            3,044
     Fund shares repurchased                          1,132
     Distributions                                      433
     Variation margin on futures                         11
Accrued:
     Deferred Trustees fees                               8
Other                                                   209
                                                    -------
      Total Liabilities                                             5,655
                                                                 --------

NET ASSETS                                                       $322,516
                                                                 ========
CLASS A
Net asset value & redemption price
     per share ($223,758/30,502)                                 $   7.34(a)
                                                                 ========
Maximum offering price per share
     ($7.34/0.9525)                                              $   7.71(b)
                                                                 ========
CLASS B
Net asset value & offering price
     per share ($90,925/12,395)                                  $   7.34(a)
                                                                 ========
CLASS C
Net asset value & offering price
     per share ($7,833/1,068)                                    $   7.34(a)
                                                                 ========
COMPOSITION OF NET ASSETS
Capital paid in                                                  $310,708
Overdistributed net investment income                                (385)
Accumulated net realized loss                                      (1,086)
Net unrealized appreciation on:
     Investments                                                   13,276
     Open futures contracts                                             3
                                                                 --------
                                                                 $322,516
                                                                 ========

(a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

(b)  On sales of $50,000 or more the offering price is reduced.


STATEMENT OF OPERATIONS

For the Six Months Ended July 31, 1999 (Unaudited)
(In thousands)

INVESTMENT INCOME
Interest                                                          $    9,219

EXPENSES
Management fee                                      $     846
Service fee                                               276
Distribution fee -- Class B                               359
Distribution fee -- Class C                                25
Transfer agent fee                                        254
Bookkeeping fee                                            64
Audit fee                                                  14
Trustees fee                                               12
Legal fee                                                   4
Custodian fee                                               1
Registration fee                                            6
Reports to shareholders                                     6
Other                                                      28
                                                    ---------
Total expenses                                          1,895
Fees waived by the
  Distributor -- Class C                                  (10)         1,885
                                                    ---------     ----------
   Net Investment Income                                               7,334
                                                                  ----------
NET REALIZED & UNREALIZED GAIN (LOSS)
ON PORTFOLIO POSITIONS
Net realized gain on:
     Investments                                        1,673
     Closed futures contracts                             418
                                                    ---------
     Net Realized Gain                                                 2,091
Net change in unrealized appreciation/depreciation
   during the period on:
     Investments                                      (19,064)
     Open futures contracts                                 3
                                                    ---------

Net Change in Unrealized
   Appreciation/Depreciation                                         (19,061)
                                                                  ----------
     Net Loss                                                        (16,970)
                                                                  ----------
Decrease in Net Assets from Operations                            $   (9,636)
                                                                  ==========


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS

(In thousands)

                                                     (UNAUDITED)
                                                     SIX MONTHS
                                                        ENDED         YEAR ENDED
                                                       JULY 31,      JANUARY 31,
                                                         1999           1999
--------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
Operations:
Net investment income                                $   7,334        $  15,429
Net realized gain                                        2,091            3,804
Net change in unrealized appreciation/depreciation     (19,061)           1,288
                                                     ---------        ---------
     Net Increase (Decrease) from Operations            (9,636)          20,521

Distributions:
From net investment income -- Class A                   (5,324)         (11,411)
In excess of net investment income -- Class A             --               (382)
From net realized gains -- Class A                        (521)          (2,411)
In excess of net realized gains -- Class A                --               (520)
From net investment income -- Class B                   (1,802)          (3,802)
In excess of net investment income -- Class B             --               (128)
From net realized gains -- Class B                        (211)            (966)
In excess of net realized gains -- Class                  --               (208)
From net investment income -- Class C                     (137)            (142)
In excess of net investment income -- Class C             --                 (5)
From net realized gains -- Class C                         (17)             (45)
In excess of net realized gains -- Class C                --                (10)
                                                     ---------        ---------
                                                       (17,648)             491
                                                     ---------        ---------

Fund Share Transactions:
Receipts for shares sold -- Class A                      6,985           12,511
Value of distributions reinvested -- Class A             2,810            7,325
Cost of shares repurchased -- Class A                  (20,320)         (29,404)
                                                     ---------        ---------
                                                       (10,525)          (9,568)
                                                     ---------        ---------
Receipts for shares sold -- Class B                      5,381           12,720
Value of distributions reinvested -- Class B             1,047            3,076
Cost of shares repurchased -- Class B                   (9,991)         (18,111)
                                                     ---------        ---------
                                                        (3,563)          (2,315)
                                                     ---------        ---------
Receipts for shares sold -- Class C                      3,058            5,520
Value of distributions reinvested -- Class C               108              182
Cost of shares repurchased -- Class C                     (938)            (341)
                                                     ---------        ---------
                                                         2,228            5,361
                                                     ---------        ---------
Net Decrease from Fund
     Share Transactions                                (11,860)          (6,522)
                                                     ---------        ---------
      Total Decrease                                   (29,508)          (6,031)

NET ASSETS
Beginning of period                                    352,024          358,055
                                                     ---------        ---------
End of period (net of overdistributed
     net investment income of $385 and
     $456, respectively)                             $ 322,516        $ 352,024
                                                     =========        =========


See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS CONTINUED

(In thousands)


                                                    (UNAUDITED)
                                                 SIX MONTHS ENDED    YEAR ENDED
                                                     JULY 31,        JANUARY 31,
                                                       1999             1999
--------------------------------------------------------------------------------
NUMBER OF FUND SHARES
Sold -- Class A                                          924              1,634
Issued for distributions reinvested -- Class A           374                956
Repurchased -- Class A                                (2,696)            (3,835)
                                                      ------             ------
                                                      (1,398)            (1,245)
                                                      ------             ------
Sold -- Class B                                          712              1,658
Issued for distributions reinvested -- Class B           139                402
Repurchased -- Class B                                (1,327)            (2,359)
                                                      ------             ------
                                                        (476)              (299)
                                                      ------             ------
Sold -- Class C                                          406                720
Issued for distributions reinvested -- Class C            14                 24
Repurchased -- Class C                                  (123)               (45)
                                                      ------             ------
                                                         297                699
                                                      ------             ------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

July 31, 1999 (Unaudited)

NOTE 1. INTERIM FINANCIAL STATEMENTS

In the opinion of management of Colonial California Tax-Exempt Fund (the Fund), a series of Liberty Funds Trust V (formerly Colonial Trust V), the accompanying financial statements contain all normal and recurring adjustments necessary for the fair presentation of the financial position of the Fund at July 31, 1999, and the results of its operations, the changes in its net assets and the financial highlights for the six months then ended.


NOTE 2. ACCOUNTING POLICIES

ORGANIZATION:

The Fund is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek as high a level of after-tax total return, as is consistent with prudent risk, by pursuing current income exempt from federal and California state personal income tax and opportunities for long-term appreciation from a portfolio primarily invested in investment grade municipal bonds. The Fund may issue an unlimited number of shares. The Fund offers three classes of shares: Class A, Class B and Class C. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed on redemptions made within eighteen months on an original purchase of $1 million to $5 million. Class B shares are subject to an annual distribution fee and a contingent deferred sales charge. Class B shares will convert to Class A shares when they have been outstanding approximately eight years. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase and an annual distribution fee.

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies that are consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued based on the difference between the last sale price and the opening price of the contract.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and asking price.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Portfolio positions for which market quotations are not readily available are valued at fair value under procedures approved by the Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains and losses are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than the Class B and Class C distribution fees), realized and unrealized gains (losses), are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the distribution fee applicable to Class B and Class C shares only.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable and tax-exempt income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT AND PREMIUM:

Interest income is recorded on the accrual basis. Original issue discount is accreted to interest income over the life of a security with a corresponding increase in the cost basis; market discount is not accreted. Premium is amortized against interest income with a corresponding decrease in the cost basis.

DISTRIBUTIONS TO SHAREHOLDERS:

The Fund declares and records distributions daily and pays monthly.

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

NOTES TO FINANCIAL STATEMENTS CONTINUED

July 31, 1999 (Unaudited)

NOTE 3. FEES AND COMPENSATION PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the Advisor) is the investment Advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's pro-rata portion of the combined average net assets of the funds constituting Trust V as follows:

AVERAGE NET ASSETS                                               ANNUAL FEE RATE
--------------------------------------------------------------------------------
First $2 billion                                                      0.50%
Over $2 billion                                                       0.45%


BOOKKEEPING FEE:

The Advisor provides bookkeeping and pricing services for a monthly fee equal to $27,000 annually plus 0.035% of the Fund's average net assets over $50 million.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the Transfer Agent), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.13% annually of the Fund's average net assets and receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND
DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the Distributor), a subsidiary of the Advisor, is the Fund's principal underwriter. For the six months ended July 31, 1999, the Fund has been advised that the Distributor retained net underwriting discounts of $108,389 on sales of the Fund's Class A shares and received contingent deferred sales charges (CDSC) of $1,978, $1,192,821 and $17,896 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan which requires the payment of a distribution fee to the Distributor equal to 0.75% annually of the Fund's average net assets attributable to Class B and Class C shares. The Distributor has voluntarily agreed, until further notice, to waive a portion of the Class C share distribution fee so that it does not exceed 0.45% annually. The plan also requires the payment of a service fee to the Distributor as follows:


   VALUATION OF SHARES
OUTSTANDING ON THE 20TH OF
EACH MONTH WHICH WERE ISSUED                                     ANNUAL FEE RATE
--------------------------------------------------------------------------------
Prior to November 30, 1994                                             0.10%
On or after December 1, 1994                                           0.25%

The CDSC and the fees received from the 12b-1 plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.



EXPENSE LIMITS:

The Advisor has agreed, until further notice, to waive fees and bear certain Fund expenses to the extent that total expenses (exclusive of service and distribution fees, brokerage commissions, interest, taxes, and extraordinary expenses, if any) exceed 0.80% annually of the Fund's average net assets.

For the six months ended July 31, 1999, the Fund's operating expenses did not exceed the 0.80% expense limit.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor.

The Fund's Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with the custodian bank under which custodian fees were reduced by balance credits of $1,143 applied during the six months ended July 31, 1999. The Fund could have reinvested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such an agreement.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the six months ended July 31, 1999, purchases and sales of investments, other than short-term obligations, were $23,864,150 and $31,258,663, respectively.

Unrealized appreciation (depreciation) at July 31, 1999, based on cost of investments for both financial statement and federal income tax purposes was:

Gross unrealized appreciation                                     $15,264,404
Gross unrealized depreciation                                      (1,988,197)
                                                                  -----------
  Net unrealized appreciation                                     $13,276,207
                                                                  ===========

OTHER:

There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

The Fund may focus its investments in certain industries, subjecting it to greater risk than a fund that is more diversified.

The Fund may purchase or sell municipal and Treasury bond futures contracts and purchase and write options on futures. The Fund will invest in these instruments to

NOTES TO FINANCIAL STATEMENTS CONTINUED

July 31, 1999 (Unaudited)


hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out a position due to different trading hours, or the temporary absence of a liquid market for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the variation margin recognized in the Fund's Statement of Assets and Liabilities at any given time.

NOTE 5. LINE OF CREDIT

The Fund may borrow up to 33 1/3% of its net assets under a line of credit for temporary or emergency purposes. Any borrowings bear interest at one of the following options determined at the inception of the loan: (1) federal funds rate plus 1/2 of 1%, (2) the lending bank's base rate or (3) IBOR offshore loan rate plus 1/2 of 1%. There were no borrowings under the line of credit for the six months ended July 31, 1999.

FINANCIAL HIGHLIGHTS

Selected data for a share of each class outstanding throughout each period are as follows:


                                                                                                    (UNAUDITED)
                                                                                         SIX MONTHS ENDED JULY 31, 1999
                                                                                 -------------------------------------------------
                                                                                    CLASS A          CLASS B         CLASS C
----------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                             $      7.730     $      7.730     $      7.730
                                                                                 ------------     ------------     ------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                                                   0.172            0.143            0.154(a)

Net realized and unrealized loss                                                       (0.374)          (0.374)          (0.374)
                                                                                 ------------     ------------     ------------

    Total from Investment Operations                                                   (0.202)          (0.231)          (0.220)
                                                                                 ------------     ------------     ------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:

From net investment income                                                             (0.171)          (0.142)          (0.153)

From net realized gains                                                                (0.017)          (0.017)          (0.017)
                                                                                 ------------     ------------     ------------

    Total Distributions Declared to Shareholders                                       (0.188)          (0.159)          (0.170)
                                                                                 ------------     ------------     ------------

NET ASSET VALUE END OF PERIOD                                                    $      7.340     $      7.340     $      7.340
                                                                                 ============     ============     ============

Total return (b)(c)                                                                     (2.64)%          (3.01)%          (2.86)%(d)
                                                                                 ============     ============     ============

RATIOS TO AVERAGE NET ASSETS:

Expenses (e)(f)                                                                          0.89%            1.64%            1.34%(a)

Net investment income (e)(f)                                                             4.56%            3.81%            4.11%(a)

Portfolio turnover (c)                                                                      7%               7%               7%

Net assets at end of period (000)                                                $    223,758     $     90,925     $      7,833

(a) Net of fees waived by the Distributor which amounted to $0.011 per share and 0.30%.

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c)  Not annualized.

(d) Had the Distributor not waived a portion of expenses, total return would have been reduced.

(e) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(f)  Annualized.

FINANCIAL HIGHLIGHTS CONTINUED

Selected data for a share of each class outstanding throughout each period are as follows:


                                                                             YEAR ENDED JANUARY 31
                                                  ----------------------------------------------------------------------------------
                                                                 1999                                      1998
                                                  ----------------------------------------------------------------------------------
                                                   CLASS A     CLASS B     CLASS C          CLASS A      CLASS B     CLASS C (B)
------------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $  7.720    $  7.720    $  7.720        $   7.370    $   7.370     $  7.660
                                                  --------    --------    --------        ---------    ---------     --------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                0.354       0.294       0.318(a)         0.366        0.310        0.164(c)

Net realized and unrealized gain (loss)              0.111       0.111       0.111            0.426        0.426        0.132
                                                  --------    --------    --------        ---------    ---------     --------
    Total from Investment  Operations                0.465       0.405       0.429            0.792        0.736        0.296
                                                  --------    --------    --------        ---------    ---------     --------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:

From net investment income                          (0.352)     (0.294)     (0.317)          (0.369)      (0.313)      (0.167)

In excess of net investment income                  (0.012)     (0.010)     (0.011)          (0.004)      (0.004)        --

From net realized gains                             (0.075)     (0.075)     (0.075)          (0.068)      (0.068)      (0.069)

In excess of net realized gains                     (0.016)     (0.016)     (0.016)          (0.001)      (0.001)        --
                                                  --------    --------    --------        ---------    ---------     --------

    Total Distributions Declared to Shareholders    (0.455)     (0.395)     (0.419)          (0.442)      (0.386)      (0.236)
                                                  --------    --------    --------        ---------    ---------     --------

NET ASSET VALUE, END OF PERIOD                    $  7.730    $  7.730    $  7.730        $   7.720    $   7.720     $  7.720
                                                  ========    ========    ========        =========    =========     ========

Total return (d)                                      6.23%       5.42%       5.74%(e)        11.05%       10.23%        3.93%(e)(f)
                                                  ========    ========    ========        =========    =========     ========

RATIOS TO AVERAGE NET ASSETS

Expenses (g)                                          0.86%       1.61%       1.31%(a)         0.87%        1.62%        1.32%(c)(h)

Net investment income (g)                             4.60%       3.85%       4.15%(a)         4.92%        4.17%        4.32%(c)(h)

Portfolio turnover                                      13%         13%         13%              31%          31%          31%

Net assets at end of period (000)                 $246,576    $ 99,485    $  5,963        $ 255,838    $ 101,657     $    560

                                                   YEAR ENDED JANUARY 31
                                                  ------------------------
                                                            1997
                                                  ------------------------
                                                   CLASS A         CLASS B
--------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD              $   7.540     $   7.540
                                                  ---------     ---------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income                                 0.386         0.331

Net realized and unrealized gain (loss)              (0.173)       (0.173)
                                                  ---------     ---------
    Total from Investment  Operations                 0.213         0.158
                                                  ---------     ---------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:

From net investment income                           (0.383)       (0.328)

In excess of net investment income                     --            --

From net realized gains                                --            --

In excess of net realized gains                        --            --
                                                  ---------     ---------

    Total Distributions Declared to Shareholders     (0.383)       (0.328)
                                                  ---------     ---------

NET ASSET VALUE, END OF PERIOD                    $   7.370     $   7.370
                                                  =========     =========

Total return (d)                                       2.98%         2.21%
                                                  =========     =========

RATIOS TO AVERAGE NET ASSETS

Expenses (g)                                           0.88%         1.63%

Net investment income (g)                              5.23%         4.48%

Portfolio turnover                                       25%           25%

Net assets at end of period (000)                 $ 264,053     $ 100,873

(a) Net of fees waived by the Distributor which amounted to $0.023 per share and 0.30%.

(b) Class C shares were initially offered on August 1, 1997. Per share amounts reflect activity from that date.

(c) Net of fees waived by the Distributor which amounted to $0.011 per share and 0.30%.

(d) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(e) Had the Distributor not waived a portion of expenses, total return would have been reduced.

(f)  Not annualized.

(g) The benefits derived from custody credits and directed brokerage arrangements had no impact.

(h)  Annualized.

FINANCIAL HIGHLIGHTS CONTINUED

Selected data for a share of each class outstanding throughout each period are as follows:


                                                                                      YEAR ENDED JANUARY 31
                                                            ---------------------------------------------------------------------
                                                                          1996                                  1995
                                                            --------------------------------        -----------------------------
                                                               CLASS A             CLASS B             CLASS A          CLASS B
                                                            ------------        ------------        ------------     ------------
NET ASSET VALUE - BEGINNING OF PERIOD                       $      6.870        $      6.870        $      7.660     $      7.660
                                                            ------------        ------------        ------------     ------------
INCOME FROM INVESTMENT OPERATIONS:

Net investment income (a)                                          0.388               0.334               0.413            0.360

Net realized and unrealized gain (loss)                            0.671               0.671              (0.791)          (0.791)
                                                            ------------        ------------        ------------     ------------

     Total from Investment Operations                              1.059               1.005              (0.378)          (0.431)
                                                            ------------        ------------        ------------     ------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS:

From net investment income                                        (0.389)             (0.335)             (0.412)          (0.359)
                                                            ------------        ------------        ------------     ------------

NET ASSET VALUE END OF PERIOD                               $      7.540        $      7.540        $      6.870     $      6.870
                                                            ============        ============        ============     ============

Total return (b)(c)                                                15.78%              14.94%              (4.83)%          (5.55)%
                                                            ============        ============        ============     ============

RATIOS TO AVERAGE NET ASSETS

Expenses                                                            0.89%(d)            1.64%(d)            0.77%            1.52%

Net investment income                                               5.33%(d)            4.58%(d)            5.91%            5.16%

Fees and expenses waived or borne by the Advisor                    0.01%(d)            0.01%(d)            0.06%            0.06%

Portfolio turnover                                                    47%                 47%                 47%              47%

Net assets at end of period (000)                           $    304,581        $    106,925        $    301,912     $     98,975

(a)  Net of fees and expenses waived or borne
       by the Advisor which amounted to:                    $      0.001        $      0.001        $      0.004     $      0.004

(b) Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.

(c) Had the Advisor not waived or reimbursed a portion of expenses, total return would have been reduced.

(d) The benefits derived from custody credits and directed brokerage arrangements had no impact. Prior year's ratios are net of benefits received, if any.

                       This page left intentionally blank.

TRUSTEES & TRANSFER AGENT


ROBERT J. BIRNBAUM

Consultant (formerly Special Counsel, Dechert, Price & Rhoads; President and Chief Operating Officer, New York Stock Exchange, Inc.; President, American Stock Exchange Inc.)


TOM BLEASDALE

Retired (formerly Chairman of the Board and Chief Executive Officer, Shore Bank & Trust Company)


JOHN V. CARBERRY

Senior Vice President of Liberty Financial Companies, Inc. (formerly Managing Director, Salomon Brothers)


LORA S. COLLINS

Attorney (formerly Attorney, Kramer, Levin, Naftalis & Frankel)


JAMES E. GRINNELL

Private Investor (formerly Senior Vice President - Operations, The Rockport Company)


RICHARD W. LOWRY

Private Investor (formerly Chairman and Chief Executive Officer, U.S. Plywood Corporation)


SALVATORE MACERA

Private Investor (formerly Executive Vice President of Itek Corp. and President of Itek Optical & Electronic Industries, Inc.)


WILLIAM E. MAYER

Partner, Development Capital, LLC (formerly Dean, College of Business and Management, University of Maryland; Dean, Simon Graduate School of Business, University of Rochester; Chairman and Chief Executive Officer, CS First Boston Merchant Bank; and President and Chief Executive Officer, The First Boston Corporation)


JAMES L. MOODY, JR.

Retired (formerly Chairman of the Board, Chief Executive Officer and Director Hannaford Bros. Co.)


JOHN J. NEUHAUSER

Dean, Boston College School of Management


THOMAS E. STITZEL

Professor of Finance, College of Business, Boise State University; Business Consultant and Author


ROBERT L. SULLIVAN

Retired Partner, KPMG LLP (formerly Management Consultant, Saatchi and Saatchi Consulting Ltd. and Principal and International Practice Director, Management Consulting, Peat Marwick Main & Co.)


ANNE-LEE VERVILLE

Consultant (formerly General Manager, Global Education Industry, and President, Applications Solutions Division, IBM Corporation)


IMPORTANT INFORMATION ABOUT THIS REPORT

The Transfer Agent for Colonial California Tax-Exempt Fund is:

Liberty Funds Services, Inc.
P.O. Box 1722
Boston, MA  02105-1722
1-800-345-6611

The Fund mails one shareholder report to each shareholder address. If you would like more than one report, please call 1-800-426-3750 and additional reports will be sent to you.

This report has been prepared for shareholders of Colonial California Tax-Exempt Fund.

This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the Fund and with the most recent copy of the Liberty Funds Distributor, Inc. Performance Update.

CHOOSE LIBERTY

Because no single investment manager can be all things to all investors.(SM)

                                    LIBERTY

[COLONIAL MANAGEMENT ASSOCIATES, INC. LOGO]
COLONIAL HAS LONG BEEN A RECOGNIZED LEADER IN FIXED-INCOME INVESTING. IN ADDITION, COLONIAL HAS DISTINGUISHED ITSELF WITH BOTH A TRADITIONAL VALUE AND A MORE CONTEMPORARY APPROACH TO EQUITY INVESTING.

[CRABBE HUSON LOGO]
CRABBE HUSON'S CONTRARIAN INVESTMENT STYLE SEEKS LONG-TERM PERFORMANCE BY INVESTING IN STOCKS FROM HIGH-QUALITY, OUT-OF-FAVOR COMPANIES. THIS RISK-AVERSE STRATEGY CAPITALIZES ON THE POTENTIAL OF THESE COMPANIES TO REGAIN MARKET POPULARITY.

[LIBERTY ASSET MANAGEMENT COMPANY LOGO]
LAMCO BRINGS INSTITUTIONAL MONEY MANAGEMENT TO INDIVIDUAL INVESTORS THROUGH A DISCIPLINED MULTI-MANAGER INVESTMENT PROCESS THAT SEEKS TO DELIVER CONSISTENT LONG-TERM RETURNS.

[NEWPORT FUND MANAGEMENT LOGO]
A LEADER IN ASIAN INVESTING(TM), NEWPORT HAS AN UNPARALLELED KNOWLEDGE OF ASIAN ECONOMIES, BUSINESS AND CULTURE.

[STEIN ROE & FARNHAM INVESTMENT MANAGEMENT LOGO]
STEIN ROE'S GROWTH MANAGEMENT STYLE EMPHASIZES COMPANIES WITH THE ABILITY TO CREATE, MAINTAIN AND GROW EARNINGS IN DIFFERENT MARKET ENVIRONMENTS.

             BOSTON - CHICAGO - NEW YORK - PORTLAND - SAN FRANCISCO

That's why each of these affiliated managers has excelled in a particular investment style. These managers not only specialize in a distinct investment style, they hold a passion for their style along with a demonstrated track record.

Each of these managers is a member of the Liberty Financial Companies (NYSE: L), a diversified asset accumulation and management organization with over $62.7 billion in assets under management for more than 1.7 million investors. Many of the affiliated managers' products are offered by prospectus through Liberty Funds Distributor, Inc.

Ask your financial advisor to help you develop an investment strategy that blends the complementary disciplines of different managers into a well-balanced program tailored to your goals.


COLONIAL CALIFORNIA TAX-EXEMPT FUND     SEMIANNUAL REPORT

[LIBERTY FUNDS LOGO]
ALL-STAR - COLONIAL - CRABBE HUSON - NEWPORT - STEIN ROE ADVISOR

     Liberty Funds Distributor, Inc. (C) 1999
     One Financial Center, Boston, MA 02111-2621, 1-800-426-3750
     www.libertyfunds.com

                                                                    BULK RATE
                                                                  U.S. POSTAGE
                                                                      PAID
                                                                  HOLLISTON, MA
                                                                  PERMIT NO. 20

                                                  CA-03/560H-0899 (9/99) 99/1107